Accounting policies (Details) - Schedule of exchange rates to convert the financial statements		2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2021
Schedule of Exchange Rates To Convert The Financial Statements [Abstract]
Spot rate				1.0666	1.1326	1.1301
Average rate	1.1319	1.1358	1.1478	1.053	1.1827